Available-for-Sale Securities - Schedule of Available-for-Sale Securities Recorded in Cash and Cash Equivalents or Marketable Securities (Details) - Tyme Technologies, Inc. and Subsidiaries [Member]	Mar. 31, 2022 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 73,646,074
Gross Unrealized Loss	(544,264)
Fair Value	73,101,810
Municipal Debt Securities
Debt Securities, Available-for-sale [Line Items]
Amortized cost	37,405,722
Gross Unrealized Loss	(201,130)
Fair Value	37,204,592
Corporate Debt Securities
Debt Securities, Available-for-sale [Line Items]
Amortized cost	32,831,174
Gross Unrealized Loss	(343,134)
Fair Value	32,488,040
Money Market Funds
Debt Securities, Available-for-sale [Line Items]
Amortized cost	3,409,178
Fair Value	$ 3,409,178